Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 25,263	$ 20,680	$ 17,220	$ 23,202	$ 16,009	$ 14,044	$ 12,506	$ 9,900	$ 7,979	$ 9,425	$ 27,472
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		25,242	20,663	17,338	23,533	16,360	14,459	12,971	10,348	8,403	10,000	$ 27,449
Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value		26,211	21,509	17,958	24,253	16,777	14,754	13,171	10,452	8,445	10,000	$ 28,457
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value	$ 30,384	27,804	22,667	18,803	25,234	17,344	15,154	13,440	10,592	8,501	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value		27,419	22,388	18,600	24,994	17,203	15,051	13,368	10,556	8,486	10,000	$ 29,916
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value	33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value		18,159	16,639	14,038	21,087	13,932	13,464	13,530	11,103	8,925	10,000	$ 19,926
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value		18,159	16,639	14,038	21,087	13,932	13,464	13,530	11,103	8,925	10,000	$ 19,926
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value		18,159	16,639	14,038	21,087	13,932	13,464	13,530	11,103	8,925	10,000	$ 19,926
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value	$ 19,926	18,159	16,639	14,038	21,087	13,932	13,464	13,530	11,103	8,925	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Growth Index
Accumulated Value		$ 18,159	$ 16,639	$ 14,038	$ 21,087	$ 13,932	$ 13,464	$ 13,530	$ 11,103	$ 8,925	$ 10,000	$ 19,926